Borrowings	12 Months Ended
Jun. 30, 2026
Borrowings
Borrowings
25	Borrowings

	2026	2025
	£’000	£’000
Senior secured notes	408,942	308,914
Secured term loan facility	168,612	162,941
Revolving facility	110,000	160,000
Accrued interest on senior secured notes and revolving facility	1,400	5,119
	688,954	636,974
Less: non-current portion
Senior secured notes	408,942	308,914
Secured term loan facility	168,612	162,941
Non-current borrowings	577,554	471,855
Current borrowings	111,400	165,119

(i)	Secured borrowings and assets pledged as security

The senior secured notes of £408,942,000 (2025: £308,914,000) are stated net of unamortized issue costs amounting to £5,454,000 (2025: £1,098,000). The outstanding principal amount of the senior secured notes is $550,000,000 (2025: $425,000,000). The senior secured notes have a fixed coupon rate of 5.36% per annum and interest is paid semi-annually. The senior secured notes mature on 10 June 2031. The carrying value of the Group’s senior secured notes is considered to be a reasonable approximation of their fair value.

The Group has the option to redeem the senior secured notes in part, in an amount not less than 5% of the aggregate principal amount of the senior secured notes then outstanding, or in full, at any time at 100% of the principal amount plus a “make-whole” premium of an amount equal to the discounted value (based on the US Treasury rate) of the remaining interest payments due on the senior secured notes up to 10 June 2031. There is no “make-whole” premium payable if the senior secured notes are redeemed after 10 June 2029, subject to certain conditions being met.

The senior secured notes were issued by our wholly-owned subsidiary, Manchester United Football Club Limited, and are guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited and MU Finance Limited and are secured against substantially all of the assets of those entities and Manchester United Football Club Limited. These entities are all wholly-owned subsidiaries of Manchester United plc.

The senior secured notes were refinanced in June 2026, increasing the principal amount from $425.0 million to $550.0 million and extending the maturity date from 25 June 2027 to 10 June 2031. As part of this transaction, proceeds were received in relation to the new senior secured notes on 10 June 2026 and the old senior secured notes were repaid in full on 12 June 2026. We did not incur any early repayment charges or make-whole payments. Further detail is provided in the Consolidated Statement of Cash Flows, included in this annual report.

This refinancing was accounted for as an extinguishment of the existing senior secured notes and recognition of a new financial liability, both in accordance with IFRS 9.

The secured term loan facility of £168,612,000 (2025: £162,941,000) is stated net of unamortized issue costs amounting to £918,000 (2025: £1,186,000). The outstanding principal amount of the secured term loan facility is $225,000,000 (2025: $225,000,000). The secured term loan facility attracts interest of the SOFR plus an applicable margin of between 1.25% and 1.75% per annum (subject to the applicable total net leverage ratio) and interest is paid monthly. The remaining balance of the secured term loan facility is repayable on 10 June 2031, having been amended on 10 June 2026 to extend the maturity date from 6 August 2029 to 10 June 2031, consistent with the senior secured notes. The Group has the option to repay the secured term loan facility at any time before then.

The secured term loan facility was provided to our wholly-owned subsidiary, Manchester United Football Club Limited, and is guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited, MU Finance Limited and Manchester United Football Club Limited and is secured against substantially all of the assets of each of those entities. These entities are all wholly-owned subsidiaries of Manchester United plc.

As of 30 June 2026, the Group also had £110,000,000 (2025: £160,000,000) in outstanding loans and £290,000,000 (2025: £140,000,000) in borrowing capacity under our revolving facility. This facility expires on 31 December 2029 and has a maximum capacity of £400,000,000.

25Borrowings (continued)

(i)Secured borrowings and assets pledged as security (continued)

The revolving facility is guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited, MU Finance Limited and Manchester United Football Club Limited and secured against substantially all of the assets of those entities. These entities are wholly-owned subsidiaries of Manchester United plc.

The Group’s revolving facility, the secured term loan facility and the note purchase agreement governing the senior secured notes each contain certain covenants, including a financial maintenance covenant that requires the Group to maintain a consolidated profit/loss for the period before depreciation, amortization of, and profit on disposal of, registrations, exceptional items, net finance costs and tax (“Consolidated Adjusted EBITDA”) of not less than £125 million for each 12 month testing period, as well as customary covenants, including (but not limited to) restrictions on incurring additional indebtedness; paying dividends or making other distributions, repurchasing or redeeming our capital stock or making other restricted payments; selling assets, including capital stock of restricted subsidiaries; entering into agreements that restrict distributions of restricted subsidiaries; consolidating, merging, selling or otherwise disposing of all or substantially all assets; entering into sale and leaseback transactions; entering into transactions with affiliates; and incurring liens.

(ii)Compliance with covenants

The Group has complied with all covenants under its revolving facility, the secured term loan facility and the note purchase agreement governing the senior secured notes during the 2026 and 2025 reporting periods.